INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2022	2021
Current tax provision
PRC	$3,352,802	$4,409,589
	$3,352,802	$4,409,589
Deferred tax provision
BVI	-	-
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$3,352,802	$4,409,589

SCHEDULE OF INCOME TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	0.0%	(1.0)%
Tax rate differential on entities not subject to PRC income	(0.5)%	(0.6)%
R&D additional deduction	(1.0)%	(0.5)%
Non-deductible expenses in the PRC	4.2%	(2.7)%

Effective tax rate	27.7%	20.2%